Derivative Assets (Tables)	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Derivative Asset - Schedule of Derivative Assets(Table)

	June 30, 2022	December 31, 2021
Opening balance	$7,227	$—
Derivative asset premium	15,370	7,000
Unrealized gain on derivative assets	22,914	227
Fair value adjustment on derivative asset	6,648	—
Closing balance	$52,159	$7,227
Less: Current portion of derivative assets	(18,937)	(533)
Non-current portion of derivative assets	$33,222	$6,694